Employee Benefit Plan - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Retirement Benefits [Abstract]
Defined Contribution Plan, Employer Matching Contribution, Percent of Match	50.00%
Defined Contribution Plan, Employer Matching Contribution, Percent of Employees' Gross Pay	6.00%
Defined Contribution Plan, Vesting Period	5 years
Defined Contribution Plan, Cost For Continuing operation	$ 500	$ 400
Defined Contribution Plan, Cost For discontinued operation	$ 40	$ 90